Financial Instruments and Risk Management (Tables)	3 Months Ended
Jan. 31, 2026
Financial Instruments and Risk Management [Abstract]
Schedule of Assets and Liabilities Measured at Fair Value	Assets and liabilities measured at fair value on a recurring basis were presented in the Company’s statement of financial position as of January 31, 2026, as follows:
	Fair Value Measurements Using
	Quoted prices in active markets for identical instruments (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Balance January 31, 2026
Short-term investment- Polyrizon shares	$1,671	$–	$–	$1,671
Short-term investment- Taurus shares	726,169	–	–	726,169
Short-term investment- Taurus Warrants	–	–	361,598	361,598
Derivative warrant liabilities	–	–	(1,756,632)	(1,756,632)

Assets and liabilities measured at fair value on a recurring basis were presented in the Company’s statement of financial position as of October 31, 2025, as follows:

	Fair Value Measurements Using
	Quoted prices in active markets for identical instruments (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Balance October 31, 2025
Short-term investment- Polyrizon shares	$886	$–	$–	$886
Short-term investment- Taurus shares	1,030,402	–	–	1,030,402
Short-term investment- Taurus Warrants	–	–	631,119	631,119
Convertible loans	–	(1,760,066)	–	(1,760,066)
Derivative warrant liabilities	–	–	(2,369,195)	(2,369,195)

Schedule of Foreign Currency Against the Functional Currencies	A 10% weakening of the foreign currency against the functional currencies would have had the equal but opposite effect as of January 31, 2026.
Cash and cash equivalents	$78,977
Other receivables	112,526
Accounts payable and accrued liabilities	(198,553)
Due to related parties	(146,345)
Total foreign currency financial assets and liabilities	$(153,395)

Impact of a 10% strengthening or weakening of foreign exchange rate	$(15,340)

Schedule of Contractual Maturities of Financial Liabilities

The following amounts are the contractual maturities of financial liabilities as of January 31, 2026 and October 31, 2025:

January 31, 2026	Total	Within 1 year	Within 2-5 years

Accounts payable and accrued liabilities	$912,718	$912,718	$–
Due to related parties	227,684	227,684	–
Lease liability	7,977	7,977	–
	$1,148,379	$1,148,379	$–

October 31, 2025	Total	Within 1 year	Within 2-5 years

Accounts payable and accrued liabilities	$682,163	$682,163	$–
Due to related parties	60,232	60,232	–
Lease liability	18,800	18,800	–
Convertible loans	1,760,066	1,760,066
	$2,521,261	$2,521,261	$–